Income taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision of Income Tax

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2023	June 30, 2022

Income (loss) before taxes	$(1,619,155)	$232,454

Expected income tax expense (credit) at statutory rate of 25% (2022: 25%)	$(404,789)	$58,114
Increase (decrease) in income taxes resulting from:
Stock issued for services	140,000	-
IPO related expenses	27,601	151,488
Provision for bad debt	106,742	-
Unrealized loss on investments	131,613	-
Government Subsidy Tech Boost	(6,721)	-
Other items, net	(20,207)	10,250
Income tax expense (credit)	$(25,761)	$219,852

Schedule of Components of Deferred Tax Assets

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets:
Accrued employee benefits	$1,877	$21,718
Unrealized loss on investments	22,082	114,515
Unrealized foreign exchange gain	(1,394)	(13,202)
Depreciation	3,049	(12,753)
Accrued expense	-	1,317
Provision for bad debt	106,740	-
Net deferred tax asset	$132,354	$111,595